Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of accounts receivable

	Notes	June 30, 2025	December 31, 2024
Receivables from contracts with customers
Third parties
Iron Solutions		1,389	1,540
Energy Transition Metals		830	788
Other		13	19
Related parties	29(b)	147	63
Accounts receivable		2,379	2,410
Expected credit loss		(54)	(52)
Accounts receivable, net		2,325	2,358

Schedule of sensitivity of the company's risk on final settlement

	June 30, 2025
	Thousand metric tons	Provisional price (US$/ton)	Variation	Effect on revenue (US$ million)
Iron ore	20,353	94	+/- 10%	+/- 192
Copper	63	9,483	+/- 10%	+/- 62